MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and
Shares Security Description Value
Common Stock - 98.0%
Communication Services - 0.6%
3,000 Verizon Communications, Inc. $ 167,340
Consumer Discretionary - 19.9%
40,000 El Pollo Loco Holdings, Inc.
(a)
744,400
20,000 H&R Block, Inc. 491,000
7,500 Hasbro, Inc. 745,800
25,000 Tapestry, Inc.
(a)
1,057,500
4,500 Target Corp. 1,174,725
6,000 Williams-Sonoma, Inc. 910,200
5,123,625
Consumer Staples - 11.1%
6,574 Alico, Inc. 248,563
1,500 Diageo PLC, ADR 297,315
11,500 General Mills, Inc. 676,890
1,000 Kimberly-Clark Corp. 135,720
8,000 The Coca-Cola Co. 456,240
2,500 The Procter & Gamble Co. 355,575
11,750 United-Guardian, Inc. 180,127
10,750 Walgreens Boots Alliance, Inc. 506,863
2,857,293
Energy - 3.6%
1,000 Chevron Corp. 101,810
10,000 ONEOK, Inc. 519,700
4,000 Phillips 66 293,720
915,230
Financials - 6.3%
7,500 CB Financial Services, Inc. 174,825
8,500 Equitable Holdings, Inc. 262,395
500 Erie Indemnity Co., Class A 92,445
11,000 MetLife, Inc. 634,700
17,500 Old Republic International Corp. 431,550
2,500 William Penn Bancorp 30,725
1,626,640
Health Care - 11.6%
5,500 AbbVie, Inc. 639,650
1,500 Bristol-Myers Squibb Co. 101,805
1,000 Eli Lilly & Co. 243,500
12,500 Hologic, Inc.
(a)
938,000
3,000 Merck & Co., Inc. 230,610
5,000 Organon & Co.
(a)
145,050
3,500 PerkinElmer, Inc. 637,805
1,500 Phibro Animal Health Corp.,
Class A 35,505
2,971,925
Industrials - 23.3%
5,000 Curtiss-Wright Corp. 591,500
4,000 Deluxe Corp. 175,600
6,000 Douglas Dynamics, Inc. 239,400
8,500 Emerson Electric Co. 857,565
6,000 Fortune Brands Home & Security,
Inc. 584,820
22,500 Healthcare Services Group, Inc. 587,250
15,000 Herman Miller, Inc. 647,250
3,500 Hubbell, Inc. 701,610
4,000 Hyster-Yale Materials Handling,
Inc. 286,560
12,500 Powell Industries, Inc. 363,625
2,000 Science Applications International
Corp. 174,600
10,000 The Gorman-Rupp Co. 356,900
Shares Security Description Value
Industrials - 23.3% (continued)
5,000 Westinghouse Air Brake
Technologies Corp. $ 424,350
5,991,030
Information Technology - 16.7%
3,500 Badger Meter, Inc. 353,605
500 Brooks Automation, Inc. 44,505
13,000 Canon, Inc., ADR 300,040
4,000 Cognizant Technology Solutions
Corp., Class A 294,120
15,000 Corning, Inc. 627,900
2,500 F5 Networks, Inc.
(a)
516,275
5,500 II-VI, Inc.
(a)
383,955
4,000 International Business Machines
Corp. 563,840
11,500 Seagate Technology Holdings PLC 1,010,850
1,000 Texas Instruments, Inc. 190,620
4,285,710
Materials - 3.1%
3,500 Agnico Eagle Mines, Ltd. 226,380
4,000 Corteva, Inc. 171,120
7,500 GCP Applied Technologies, Inc.
(a)
174,375
20,000 Universal Stainless & Alloy
Products, Inc.
(a)
225,400
797,275
Utilities - 1.8%
7,000 National Fuel Gas Co. 360,010
1,000 WEC Energy Group, Inc. 94,140
454,150
Total Common Stock (Cost $18,274,358) 25,190,218
Shares Security Description Value
Money Market Fund - 1.9%
478,964 Dreyfus Treasury
Securities Cash
Management,
Institutional Shares,
0.01%
(b)
(Cost $478,964) 478,964
Investments, at value - 99.9% (Cost $18,753,322) $ 25,669,182
Other Assets & Liabilities, Net - 0.1% 22,873
Net Assets - 100.0% $ 25,692,055
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31,
2021.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
2
are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 25,190,218
Level 2 - Other Significant Observable Inputs 478,964
Level 3 - Significant Unobservable Inputs –
Total $ 25,669,182